INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about intangible assets [abstract]
Disclosure of detailed information about intangible assets

	Externally acquired development costs	Development costs internally generated	Patents, concessions and licenses	Other intangible assets	Total
	(€ thousand)
Gross carrying amount at January 1, 2016	834,483	437,254	131,237	45,470	1,448,444
Additions	104,009	37,387	12,110	12,834	166,340
Reclassification	—	—	4,369	(4,369)	—
Change in scope of consolidation	—	—	(3,458)	—	(3,458)
Translation differences	—	—	(66)	(93)	(159)
Balance at December 31, 2016	938,492	474,641	144,192	53,842	1,611,167
Additions	142,795	42,320	12,416	4,975	202,506
Reclassification	—	—	12,289	(12,289)	—
Translation differences	—	—	(1,011)	(1,443)	(2,454)
Balance at December 31, 2017	1,081,287	516,961	167,886	45,085	1,811,219

Accumulated amortization at January 1, 2016	696,911	289,009	117,766	36,948	1,140,634
Amortization	77,240	26,815	11,628	2,419	118,102
Reclassification	—	—	3,317	(3,317)	—
Change in scope of consolidation	—	—	(1,766)	—	(1,766)
Translation differences	—	—	(144)	(53)	(197)
Balance at December 31, 2016	774,151	315,824	130,801	35,997	1,256,773
Amortization	72,978	27,524	14,312	2,308	117,122
Translation differences	—	—	(3,307)	175	(3,132)
Balance at December 31, 2017	847,129	343,348	141,806	38,480	1,370,763

Carrying amount at:
January 1, 2016	137,572	148,245	13,471	8,522	307,810
December 31, 2016	164,341	158,817	13,391	17,845	354,394
December 31, 2017	234,158	173,613	26,080	6,605	440,456